Long-Term Debt (Boyd Bank Credit Facility Narrative) (Details) - Parent - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 775,000
Line of Credit
Line of Credit Facility [Line Items]
Amount outstanding	1,536,251	$ 1,621,054
Line of Credit Facility, Remaining Borrowing Capacity	595,400
Line of Credit | Refinancing Term B Loans [Member]
Line of Credit Facility [Line Items]
Amount outstanding	1,162,163	$ 1,170,016
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Amount outstanding	$ 12,800